Credit Risk - Disclosure of Homes by Borrower Profile (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 177,297	£ 169,801
Percentage of residential mortgage loans	100.00%	100.00%
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 32,013	£ 24,953
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 75,879	£ 72,439
Percentage of residential mortgage loans	43.00%	42.00%
Home movers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 13,537	£ 10,116
Percentage of residential mortgage loans	43.00%	41.00%
Remortgagers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 51,336	£ 51,796
Percentage of residential mortgage loans	29.00%	31.00%
Remortgagers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 8,031	£ 6,861
Percentage of residential mortgage loans	25.00%	27.00%
First-time buyers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 35,189	£ 33,958
Percentage of residential mortgage loans	20.00%	20.00%
First-time buyers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 6,206	£ 5,354
Percentage of residential mortgage loans	19.00%	21.00%
Buy-To-Let | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,893	£ 11,608
Percentage of residential mortgage loans	8.00%	7.00%
Buy-To-Let | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 4,239	£ 2,622
Percentage of residential mortgage loans	13.00%	11.00%